Results of operation - Research and development expenses (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Disclosure of research and development expenses [Line items]
Staff costs	€ 4,647	€ 3,576	€ 13,066	€ 7,965
Total research and development expenses	4,221	3,517	11,286	9,009
Research and Development expenses
Disclosure of research and development expenses [Line items]
Staff costs	2,592	2,240	7,682	5,367
Consulting and contractors' fees	802	2,481	2,107	3,150
Q&A regulatory	77	90	203	453
IP costs	131	143	353	934
Depreciation and amortization expense	320	239	816	694
Travel	327	253	655	298
Manufacturing and outsourced development	1,424	467	3,765	2,143
Clinical studies	2,325	1,118	6,577	2,826
Other expenses	362	100	1,019	861
Capitalized costs	(4,139)	(3,614)	(11,891)	(7,717)
Total research and development expenses	€ 4,221	€ 3,517	€ 11,286	€ 9,009